Subsequent Event	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Event

Completion of Asset Purchase Agreement
On January 9, 2014, pursuant to the previously disclosed Asset Purchase Agreement, dated as of June 18, 2013 (the Purchase Agreement), by and among Wright Medical Group, Inc. (the Company), MicroPort Scientific Corporation, a corporation formed under the laws of the Cayman Islands (MicroPort), and MicroPort Medical B.V., a besloten vennootschap formed under the laws of the Netherlands, we completed our divesture and sale of our business operations operating under the OrthoRecon operating segment (the OrthoRecon Business) to MicroPort. Pursuant to the terms of the Purchase Agreement, the purchase price (as defined in the Purchase Agreement) for the OrthoRecon Business was approximately $287.1 million, which MicroPort paid in cash. As a result of the transaction, we estimate we will recognize in 2014 approximately $26 million as the gain on disposal of the OrthoRecon business, before the effect of income taxes. Our 2013 net income from discontinued operations includes the after tax effect of approximately $11 million of transaction costs associated with the sale of the OrthoRecon business.
Acquisitions
Subsequent to year-end, we completed the following acquisitions:

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Solana Surgical, LLC, a privately held extremity company based in Memphis, TN on January 30, 2014 for $47.6 million in cash, subject to certain adjustments set forth in the definitive agreement, and approximately $42.4 million of Wright common stock.

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OrthoPro, L.L.C., a privately held extremity company based in Salt Lake City, Utah on February 5, 2014, for $32.5 million in cash, subject to certain adjustments set forth in the definitive agreement, and up to an additional $3.5 million in cash contingent upon certain revenue-based milestones.

These acquisitions add complementary extremity product portfolios to further accelerate growth opportunities in our global Extremities business.
Based on the timing of the completion of these acquisitions in relation to the date of issuance of the financial statements, the initial purchase price accounting was not completed for these acquisitions. The financial results of these acquired businesses will be included in our consolidated results of operations from the date of acquisition and is expected to be immaterial to our 2014 results.